Trade and Other Receivables - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Trade And Other Current Receivables [Abstract]
Trade receivables included in transit revenue	$ 13.5	$ 7.6	$ 7.9